Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Industrials Portfolio

September 30, 2019

VCY-QTLY-1119
1.807737.115

Schedule of Investments September 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.5%
	Shares	Value
Aerospace & Defense - 24.7%
Aerospace & Defense - 24.7%
General Dynamics Corp.	11,800	$2,156,214
Harris Corp.	20,700	4,318,848
HEICO Corp. Class A	10,400	1,012,024
Huntington Ingalls Industries, Inc.	1,750	370,633
Lockheed Martin Corp.	16,400	6,396,984
Northrop Grumman Corp.	14,200	5,322,018
Raytheon Co.	10,900	2,138,471
Teledyne Technologies, Inc. (a)	7,578	2,440,040
The Boeing Co.	26,800	10,196,596
TransDigm Group, Inc.	8,200	4,269,494
United Technologies Corp.	24,429	3,335,047
		41,956,369
Air Freight & Logistics - 2.9%
Air Freight & Logistics - 2.9%
United Parcel Service, Inc. Class B	40,300	4,828,746
Airlines - 2.0%
Airlines - 2.0%
Delta Air Lines, Inc.	27,300	1,572,480
Southwest Airlines Co.	15,200	820,952
Spirit Airlines, Inc. (a)	28,500	1,034,550
		3,427,982
Building Products - 0.9%
Building Products - 0.9%
Johnson Controls International PLC	33,800	1,483,482
Commercial Services & Supplies - 4.6%
Diversified Support Services - 0.9%
Cintas Corp.	5,702	1,528,706
Environmental & Facility Services - 3.7%
Stericycle, Inc. (a)	3,900	198,627
Waste Connection, Inc. (United States)	66,900	6,154,800
		6,353,427

TOTAL COMMERCIAL SERVICES & SUPPLIES		7,882,133

Construction & Engineering - 1.4%
Construction & Engineering - 1.4%
Jacobs Engineering Group, Inc.	26,300	2,406,450
Electrical Equipment - 10.1%
Electrical Components & Equipment - 10.1%
AMETEK, Inc.	111,900	10,274,657
Emerson Electric Co.	6,800	454,648
Fortive Corp.	94,792	6,498,940
		17,228,245
Industrial Conglomerates - 17.3%
Industrial Conglomerates - 17.3%
General Electric Co.	803,446	7,182,807
Honeywell International, Inc.	42,627	7,212,488
ITT, Inc.	117,456	7,187,133
Roper Technologies, Inc.	22,100	7,880,860
		29,463,288
IT Services - 1.0%
IT Consulting & Other Services - 1.0%
CACI International, Inc. Class A (a)	7,100	1,641,946
Machinery - 10.0%
Agricultural & Farm Machinery - 0.2%
Deere & Co.	2,000	337,360
Construction Machinery & Heavy Trucks - 0.5%
Caterpillar, Inc.	6,900	871,539
Industrial Machinery - 9.3%
Gardner Denver Holdings, Inc. (a)(b)	97,000	2,744,130
IDEX Corp.	33,840	5,545,699
Ingersoll-Rand PLC	61,100	7,528,131
		15,817,960

TOTAL MACHINERY		17,026,859

Professional Services - 10.8%
Human Resource & Employment Services - 1.8%
TriNet Group, Inc. (a)	50,400	3,134,376
Research & Consulting Services - 9.0%
CoStar Group, Inc. (a)	2,600	1,542,320
Equifax, Inc.	42,500	5,978,475
TransUnion Holding Co., Inc.	19,400	1,573,534
Verisk Analytics, Inc.	39,100	6,183,274
		15,277,603

TOTAL PROFESSIONAL SERVICES		18,411,979

Road & Rail - 11.3%
Railroads - 7.8%
CSX Corp.	15,100	1,045,977
Norfolk Southern Corp.	25,250	4,536,415
Union Pacific Corp.	47,100	7,629,258
		13,211,650
Trucking - 3.5%
Knight-Swift Transportation Holdings, Inc. Class A	83,400	3,027,420
Schneider National, Inc. Class B (b)	135,200	2,936,544
		5,963,964

TOTAL ROAD & RAIL		19,175,614

Trading Companies & Distributors - 2.5%
Trading Companies & Distributors - 2.5%
HD Supply Holdings, Inc. (a)	72,700	2,848,023
MRC Global, Inc. (a)	114,500	1,388,885
		4,236,908
TOTAL COMMON STOCKS
(Cost $133,978,848)		169,170,001

Money Market Funds - 1.0%
Fidelity Cash Central Fund 1.96% (c)	974,743	974,938
Fidelity Securities Lending Cash Central Fund 1.96% (c)(d)	670,283	670,350
TOTAL MONEY MARKET FUNDS
(Cost $1,645,288)		1,645,288
TOTAL INVESTMENT IN SECURITIES - 100.5%
(Cost $135,624,136)		170,815,289
NET OTHER ASSETS (LIABILITIES) - (0.5)%		(840,225)
NET ASSETS - 100%		$169,975,064

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$31,667
Fidelity Securities Lending Cash Central Fund	310
Total	$31,977

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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